Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	06/01/2016
Monthly Period Ending:	06/30/2016
Prev. Distribution/Close Date:	06/08/2016
Distribution Date:	07/08/2016
Days of Interest for Period:	30
Days in Collection Period:	30
Months Seasoned:	15

Purchases	Units	Start Date	Closing Date	Original Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance		{1}	$845,131,157

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period	{2}	22,329,010
{3} Collections on Receivables paid off during period	{3}	11,649,932
{4} Receivables becoming Liquidated Receivables during period	{4}	5,558,904
{5} Receivables becoming Purchased Receivables during period	{5}	0
{6} Other Receivables adjustments	{6}	(21,043)
{7} Less amounts allocable to Interest	{7}	(8,240,539)

{8} Total Monthly Principal Amounts		{8}	31,276,264

{9} End of period Aggregate Principal Balance		{9}	$813,854,893

{10} Pool Factor		{10}	63.9823041%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$0	$66,039,604	$78,707,535	$257,880,000	$92,070,000

{13} Noteholders’ Principal Distributable Amount	{13}	0	12,200,439	14,540,766	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$53,839,165	$64,166,769	$257,880,000	$92,070,000

{18} Note Pool Factors	{18}	0.0000000%	29.7453950%	29.7453963%	100.0000000%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{19} Beginning of period Note Balance	{19}	$114,280,000	$112,380,000	$26,670,000		$748,027,139

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		26,741,205
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$114,280,000	$112,380,000	$26,670,000		$721,285,934

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		60.1071612%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$813,854,893
{27} 14.50% of Ending Aggregate Principal Balance							{27}	118,008,959
{28} Less Specified Reserve Balance							{28}	(25,440,000)
{29} Sum of {27} and {28}							{29}	92,568,959
{30} Required Pro Forma Note Balance {26} - {29}							{30}		721,285,934

{31} Beginning Note Balance							{31}	748,027,139
{32} Total Monthly Principal Amount							{32}	(31,276,264)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		716,750,875

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		4,535,059
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)							{35}		4,535,059
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$4,535,059

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$31,276,264
{38} Step-down Amount								{38}	(4,535,059)
{39} Principal Distributable Amount								{39}		$26,741,205

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A - 1	$0	0	0.400000%	30	Actual days/360	$0
{41}	Class A - 2A	$66,039,604	0	0.83000%	30	30/360	45,677
{42}	Class A - 2B	$78,707,535	0	0.84705%	30	Actual days/360	55,558
{43}	Class A - 3	$257,880,000	0	1.27000%	30	30/360	272,923
{44}	Class B	$92,070,000	0	1.82000%	30	30/360	139,640
{45}	Class C	$114,280,000	0	2.40000%	30	30/360	228,560
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	$33,774,046
{49} Liquidation Proceeds collected during period								{49}	2,657,443
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	0
{51} Investment Earnings - Collection Account								{51}	4,482
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	4,736
{53} Collection of Supplemental Servicing - Extension Fees								{53}	204,896
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	155,481
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	196,394

{56} Total Available Funds								{56}		36,997,478

Distributions:
{57} Base Servicing Fee								{57}	1,584,621
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	155,481
{59} Bank Service Charges - reimbursed to Servicer								{59}	1,850
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	196,394
{61} Trustee and Trust Collateral Agent Fees								{61}	425
{62} Owner Trustee Fee								{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{64}	45,677
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{65}	55,558
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{66}	272,923
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{67}	0
{68} Class B Noteholders’ Interest Distributable Amount								{68}	139,640
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class C Noteholders’ Interest Distributable Amount								{70}	228,560
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class D Noteholders’ Interest Distributable Amount								{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Class E Noteholders’ Interest Distributable Amount								{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{75}	0
{76} Noteholders’ Principal Distributable Amount								{76}	26,741,205
{77} To the Reserve Account, the Reserve Account Deposit								{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{79}	0
{80} To the Certificateholders, the aggregate amount remaining								{80}	7,213,976
{81} Total Distributions								{81}		$36,997,478

	VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{82}	Class A	$402,627,139	$813,854,893	$0	$34,684,341	$0
{83}	Class B	494,697,139	813,854,893	0	34,544,701	0
{84}	Class C	608,977,139	813,854,893	0	34,316,141	0
{85}	Class D	721,357,139	813,854,893	0	34,035,191	0
{86}	Class E	748,027,139	813,854,893	0	33,955,181	0
{87}	Total

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{88} Excess Available Funds						{88}	$7,213,976
	{89} Pro-Forma Note Balance (Calculated after Step-Down)						{89}	721,285,934
	{90} Required Pro Forma Note Balance						{90}	721,285,934
	{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{91}	0
	{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{92}		$0

	IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
	{93} Specified Reserve Balance								$25,440,000

	{94} Beginning of period Reserve Account balance						{94}		$25,440,000

	{95} The Reserve Account Deposit, from Collection Account						{95}	0
	{96} Investment Earnings						{96}	4,736
	{97} Investment Earnings - transferred to Collection Account Available Funds						{97}	(4,736)
	{98} Reserve Account Withdrawal Amount						{98}	0

	{99} End of period Reserve Account balance						{99}		$25,440,000

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

	{100} Aggregate Principal Balance						{100}	$813,854,893
	{101} End of Period Note Balance						{101}	721,285,934
	{102} Overcollateralization						{102}	92,568,959
	{103} Overcollateralization %						{103}		11.37%

	XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{104} Original Number of Receivables						{104}	63,313
	{105} Beginning of period number of Receivables						{105}	0	47,416
	{106} Number of Receivables becoming Liquidated Receivables during period						{106}	3,803	313
	{107} Number of Receivables becoming Purchased Receivables during period						{107}	2	0
	{108} Number of Receivables paid off during period						{108}	13,327	922
	{109} End of period number of Receivables						{109}	46,181	46,181

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
	{110} Weighted Average APR of the Receivables					{110}	12.67%	12.50%	12.48%
	{111} Weighted Average Remaining Term of the Receivables					{111}	66.00	54.28	53.46
	{112} Weighted Average Original Term of Receivables					{112}	71.00	71.00	71.00
	{113} Average Receivable Balance					{113}	$20,091	$17,824	$17,623
	{114} Net Losses in Period					{114}	$0	$2,434,945	$2,901,461
	{115} Aggregate Realized Losses					{115}	$0	$33,448,662	$36,350,123
	{116} Aggregate Realized Loss Percentage					{116}		2.629%	2.857%
	{117} ABS Prepay Speed					{117}		1.5034	1.6263

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{118} 31-60 days					{118}	3,589	$65,630,610	7.77%
	{119} 61-90 days					{119}	814	13,903,131	1.65%
	{120} 91-120 days					{120}	174	2,715,539	0.32%
	{121} Total					{121}	4,577	$82,249,280	9.74%

	XIV. EXTENSIONS

	{122} Principal Balance of Receivables extended during current period					{122}		$24,044,492
	{123} Beginning of Period Aggregate Principal Balance					{123}		845,131,157
	{124} Extension Rate {122} divided by {123}					{124}			2.85%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization & Conduit Reporting – Treasury
Date:	July 5, 2016

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